Subsequent event (Details Narrative) - Alps Life Science Inc [Member] - USD ($)		6 Months Ended
	Oct. 08, 2024	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued and fully paid
Number of shares issued and fully paid		58,041,998	46,698,702
Non adjusting Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued and fully paid	$ 580
Number of shares issued and fully paid	58,041,998